RELATED PARTY TRANSACTIONS, Administrative Support Agreement and Related Party Loans (Q2) (Details) - USD ($)						3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2022	May 12, 2022	Mar. 31, 2022	Jan. 25, 2022	Nov. 23, 2020	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 16, 2022
Related Party Transactions [Abstract]
Accrued expenses						$ 3,254,399			$ 37,067	$ 3,254,399		$ 559,183
Advances from related party									300,000	1,680,000	$ 0	0
Related parties, outstanding amount						1,680,000				1,680,000		0
Working Capital Loans [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Abstract]
Related parties, outstanding amount						1,680,000				1,680,000
Cash available for withdrawal under note						320,000				320,000
Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Abstract]
Advances from related party	$ 200,000	$ 430,000	$ 300,000	$ 750,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction					$ 10,000
Fees incurred							$ 30,000	$ 30,000	$ 10,000	60,000	$ 60,000	120,000
Sponsor [Member] | Administrative Support Agreement [Member] | Administrative Service [Member]
Related Party Transactions [Abstract]
Accrued expenses						20,000				$ 20,000
Sponsor [Member] | Working Capital Loans [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Abstract]
Principal amount													$ 2,000,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction						$ 2,000,000						$ 2,000,000
Share price (in dollars per share)						$ 1.00				$ 1.00		$ 1.00